Condensed Financial Information of the Parent Company Only (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Assets
Cash and due from bank subsidiaries	$ 23,325	$ 25,589
Deferred tax asset	6,364	11,222
Other assets	8,902	11,742
Total assets	1,429,216	1,287,048
Liabilities and Stockholders' Equity
Subordinated notes	49,486	49,486
Other liabilities	13,051	10,974
Stockholders' equity	91,371	91,017	$ 87,286	$ 80,568
Total liabilities and stockholders' equity	1,429,216	1,287,048
HAWTHORN BANCSHARES, INC.
Assets
Cash and due from bank subsidiaries	1,415	3,945
Investment in equity securities	1,486	1,486
Investment in subsidiaries	144,589	139,686
Deferred tax asset	1,677	2,558
Other assets	133	23
Total assets	149,300	147,698
Liabilities and Stockholders' Equity
Subordinated notes	49,486	49,486
Other liabilities	8,443	7,195
Stockholders' equity	91,371	91,017
Total liabilities and stockholders' equity	$ 149,300	$ 147,698